Average Annual Total Returns{- Fidelity® Contrafund®} - 12.31 Fidelity Contrafund K PRO-08 - Fidelity® Contrafund®	Fidelity Contrafund-Class K Return Before Taxes Past 1 year	Fidelity Contrafund-Class K Return Before Taxes Past 5 years	Fidelity Contrafund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	24.42%	22.74%	18.07%	28.71%	18.47%	16.55%